Discontinued Operations Assets and Liabilities Held for Sale, Specific Transactions (Tables)	12 Months Ended
Sep. 30, 2015
Assets and Liabilities Held for Sale, Specific Transactions [Line Items]
Assets and Liabilities Held for Sale, Specific Transactions [Table Text Block]
The following table summarizes the carrying value of the Interiors and GWS assets and liabilities held for sale at September 30, 2014 (in millions):

	September 30, 2014
		Global Workplace
	Interiors	Solutions	Total

Cash and cash equivalents	$—	$20	$20
Accounts receivable - net	596	723	1,319
Inventories	209	9	218
Other current assets	174	57	231
Property, plant and equipment - net	496	34	530
Goodwill	12	253	265
Other intangible assets - net	4	35	39
Investments in partially-owned affiliates	83	—	83
Other noncurrent assets	35	47	82
Assets held for sale	$1,609	$1,178	$2,787

Short-term debt	$—	$3	$3
Accounts payable	655	591	1,246
Accrued compensation and benefits	24	128	152
Other current liabilities	154	246	400
Liabilities held for sale	$833	$968	$1,801